Other Contingent Assets, Liabilities and Commitments	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Contingent Assets Liabilities And Commitments [Line Items]
Other contingent assets, liabilities and commitments
26.
Other contingent assets, liabilities and commitments

As of December 31, 2024 and 2023, the Group had no outstanding contingent assets or liabilities, except for the labor contingencies detailed in Note 25: Provisions.

As of December 31, 2024, the Group had USD 6,966 (USD 11,635 as of December 31, 2023) of its own funds and investments held in escrow and guarantees required by processors, credit cards and merchants, included within the line item “Other assets”.